Ford Credit Auto Owner Trust 2017-B
Monthly Investor Report

Collection Period	November 2020
Payment Date	12/15/2020
Transaction Month	42
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus, available on the SEC website (http://www.sec.gov) under the registration number 333-205966 and at https://www.ford.com/finance/investor-center/asset-backed-securitization.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables		Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,410,368,510.87	55,385		55.9 months

	Dollar Amount	Note Interest Rate		Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$293,400,000.00	1.30%		July 15, 2018
Class A-2a Notes	$233,100,000.00	1.49%		May 15, 2020
Class A-2b Notes	$233,100,000.00	0.21088%	*	May 15, 2020
Class A-3 Notes	$373,700,000.00	1.69%		November 15, 2021
Class A-4 Notes	$102,770,000.00	1.87%		September 15, 2022
Class B Notes	$39,030,000.00	2.15%		October 15, 2022
Class C Notes	$26,020,000.00	2.33%		December 15, 2023
Total	$1,301,120,000.00
		* One-month LIBOR + 0.07%
II. AVAILABLE FUNDS

Interest:
Interest Collections	$387,506.11

Principal:
Principal Collections	$10,451,299.63
Prepayments in Full	$3,830,927.92
Liquidation Proceeds	$105,750.29
Recoveries	$60,380.35
Sub Total	$14,448,358.19
Collections	$14,835,864.30

Purchase Amounts:
Purchase Amounts Related to Principal	$168,618.76
Purchase Amounts Related to Interest	$368.23
Sub Total	$168,986.99

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$15,004,851.29

Ford Credit Auto Owner Trust 2017-B
Monthly Investor Report

Collection Period	November 2020
Payment Date	12/15/2020
Transaction Month	42
III. DISTRIBUTIONS

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$15,004,851.29
Servicing Fee	$163,031.86	$163,031.86	$0.00	$0.00	$14,841,819.43
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$14,841,819.43
Interest - Class A-2a Notes	$0.00	$0.00	$0.00	$0.00	$14,841,819.43
Interest - Class A-2b Notes	$0.00	$0.00	$0.00	$0.00	$14,841,819.43
Interest - Class A-3 Notes	$0.00	$0.00	$0.00	$0.00	$14,841,819.43
Interest - Class A-4 Notes	$144,260.13	$144,260.13	$0.00	$0.00	$14,697,559.30
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$14,697,559.30
Interest - Class B Notes	$69,928.75	$69,928.75	$0.00	$0.00	$14,627,630.55
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$14,627,630.55
Interest - Class C Notes	$50,522.17	$50,522.17	$0.00	$0.00	$14,577,108.38
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$14,577,108.38
Regular Principal Payment	$13,642,030.01	$13,642,030.01	$0.00	$0.00	$935,078.37
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$935,078.37
Residual Released to Depositor	$0.00	$935,078.37	$0.00	$0.00	$0.00
Total		$15,004,851.29

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Regular Principal Payment					$13,642,030.01
Total					$13,642,030.01
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payment
	Actual	Per $1,000 of	Actual	Per $1,000 of	Actual	Per $1,000 of
Original		Original Balance		Original Balance		Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2a Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2b Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-3 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-4 Notes	$13,642,030.01	$132.74	$144,260.13	$1.40	$13,786,290.14	$134.14
Class B Notes	$0.00	$0.00	$69,928.75	$1.79	$69,928.75	$1.79
Class C Notes	$0.00	$0.00	$50,522.17	$1.94	$50,522.17	$1.94
Total	$13,642,030.01	$10.48	$264,711.05	$0.20	$13,906,741.06	$10.68

Ford Credit Auto Owner Trust 2017-B
Monthly Investor Report

Collection Period	November 2020
Payment Date	12/15/2020
Transaction Month	42

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period		End of Period
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2a Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2b Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-3 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-4 Notes	$92,573,344.37	0.9007818	$78,931,314.36	0.7680385
Class B Notes	$39,030,000.00	1.0000000	$39,030,000.00	1.0000000
Class C Notes	$26,020,000.00	1.0000000	$26,020,000.00	1.0000000
Total	$157,623,344.37	0.1211444	$143,981,314.36	0.1106595

Pool Information
Weighted Average APR	2.413%	2.414%
Weighted Average Remaining Term	22.35	21.63
Number of Receivables Outstanding	20,922	20,201
Pool Balance	$195,638,236.91	$180,937,530.86
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$183,645,814.51	$170,003,784.50
Pool Factor	0.1387143	0.1282910

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$7,051,842.55
Yield Supplement Overcollateralization Amount	$10,933,746.36
Targeted Overcollateralization Amount	$36,956,216.50
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$36,956,216.50

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$7,051,842.55
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$7,051,842.55
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$7,051,842.55

Ford Credit Auto Owner Trust 2017-B
Monthly Investor Report

Collection Period	November 2020
Payment Date	12/15/2020
Transaction Month	42
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		67	$144,109.45
(Recoveries)		124	$60,380.35
Net Loss for Current Collection Period			$83,729.10
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.5136%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			1.0048%
Second Prior Collection Period			0.1773%
Prior Collection Period			0.2874%
Current Collection Period			0.5336%
Four Month Average (Current and Prior Three Collection Periods)			0.5008%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		3,429	$13,467,016.53
(Cumulative Recoveries)			$2,858,212.89
Cumulative Net Loss for All Collection Periods			$10,608,803.64
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.7522%

Average Realized Loss for Receivables that have experienced a Realized Loss			$3,927.39
Average Net Loss for Receivables that have experienced a Realized Loss			$3,093.85

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	1.51%	214	$2,735,178.26
61-90 Days Delinquent	0.15%	19	$270,167.43
91-120 Days Delinquent	0.05%	6	$94,252.83
Over 120 Days Delinquent	0.24%	25	$431,615.04
Total Delinquent Receivables	1.95%	264	$3,531,213.56

Repossession Inventory:
Repossessed in the Current Collection Period		5	$76,642.85
Total Repossessed Inventory		15	$200,115.69

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.3045%
Prior Collection Period			0.2629%
Current Collection Period			0.2475%
Three Month Average			0.2716%

Delinquency Trigger (61+ Delinquent Receivables)
Transaction Month	Trigger
1-12	0.90%
13-24	1.70%
25-36	3.00%
37+	4.80%
61+ Delinquent Receivables Balance to EOP Pool Balance			0.4400%
Delinquency Trigger Occurred			No

Ford Credit Auto Owner Trust 2017-B
Monthly Investor Report

Collection Period	November 2020
Payment Date	12/15/2020
Transaction Month	42

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 6, 2020

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Ryan M. Hershberger
Assistant Treasurer